UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
Summit Municipal Funds
For more insights from T. Rowe Price investment professionals, go to troweprice.com .

T. ROWE PRICE Summit Municipal Funds
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T. ROWE PRICE Summit Municipal Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth—according to a preliminary estimate—slowed from the
level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE Summit Municipal Funds

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023—Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Summit Municipal Funds
Portfolio Summary

CREDIT QUALITY DIVERSIFICATION
Summit Municipal Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. A rating of AAA represents the
highest-rated securities, and a rating of D represents
the lowest-rated securities. If the rating agencies
differ, the highest rating is applied to the security.
If a rating is not available, the security is classified
as Not Rated. T. Rowe Price uses the rating of the
underlying investment vehicle to determine the
creditworthiness of credit default swaps. The fund is
not rated by any agency.

T. ROWE PRICE Summit Municipal Funds

Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service,
Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates
(collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/
or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE
REPRODUCED, REPACKAGED, FURTHER TRANSMITTED,
TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD,
OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE,
IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY
MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. A rating of AAA represents the
highest-rated securities, and a rating of D represents
the lowest-rated securities. If the rating agencies
differ, the highest rating is applied to the security.
If a rating is not available, the security is classified
as Not Rated. T. Rowe Price uses the rating of the
underlying investment vehicle to determine the
creditworthiness of credit default swaps. The fund is
not rated by any agency.

T. ROWE PRICE Summit Municipal Funds

Note: Copyright © 2024, S&P Global Market Intelligence (and its
affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any
Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Summit Municipal Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income
Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe
Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or
Enhanced Personal Services client (enrollment in these programs generally requires
T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE Summit Municipal Funds

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SUMMIT MUNICIPAL INTERMEDIATE FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,058.50 $2.56
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.38   2.51
Advisor Class
Actual   1,000.00   1,057.30   3.84
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,021.13   3.77
I Class
Actual   1,000.00   1,059.20   1.95
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.97   1.91
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.50%, the
2
Advisor Class was 0.75%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INCOME FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,090.70 $2.60
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.38   2.51
Advisor Class
Actual   1,000.00   1,089.30   3.90
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,021.13   3.77
I Class
Actual   1,000.00   1,091.30   2.03
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.92   1.96
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.50%, the
2
Advisor Class was 0.75%, and the
3
I Class was 0.39%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C10-051 6/24

April 30, 2024
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRINX Summit Municipal
Income Fund –
.
PAIMX Summit Municipal
Income Fund–
.
Advisor  Class
PRIMX Summit Municipal
Income Fund–
.
I Class

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19 $ 11.49
Investment
activities
Net investment
income
(1)(2)
0.18 0.33 0.27 0.28 0.33 0.35
Net realized and
unrealized gain/
loss 0.76 (0.06) (1.99) 0.31 (0.08) 0.70
Total from
investment
activities 0.94 0.27 (1.72) 0.59 0.25 1.05
Distributions
Net investment
income (0.18) (0.33) (0.27) (0.28) (0.33) (0.35)
Net realized gain — (0.01) — — —
(3)
—
(3)
Total distributions (0.18) (0.34) (0.27) (0.28) (0.33) (0.35)
NET ASSET
VALUE
End of period $ 11.12 $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
9.07% 2.41% (13.99)% 4.87% 2.10% 9.28%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.53%
(5)
0.53% 0.54% 0.52% 0.52% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.50%
(5)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment
income 3.28%
(5)
3.03% 2.33% 2.23% 2.73% 2.98%
Portfolio turnover
rate 11.3% 19.2% 29.7% 23.8% 18.6% 8.7%
Net assets, end of
period (in millions) $1,078 $953 $833 $1,678 $1,690 $1,683
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19 $ 11.49
Investment
activities
Net investment
income
(1)(2)
0.17 0.30 0.25 0.25 0.30 0.33
Net realized and
unrealized gain/
loss 0.76 (0.06) (1.99) 0.31 (0.08) 0.69
Total from
investment
activities 0.93 0.24 (1.74) 0.56 0.22 1.02
Distributions
Net investment
income (0.17) (0.30) (0.25) (0.25) (0.30) (0.32)
Net realized gain — (0.01) — — —
(3)
—
(3)
Total distributions (0.17) (0.31) (0.25) (0.25) (0.30) (0.32)
NET ASSET
VALUE
End of period $ 11.12 $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
8.93% 2.15% (14.20)% 4.61% 1.84% 9.02%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.89%
(5)
0.93% 0.92% 0.88% 0.90% 0.80%
Net expenses
after waivers/
payments by
Price Associates 0.75%
(5)
0.75% 0.75% 0.75% 0.75% 0.75%
Net investment
income 3.04%
(5)
2.77% 2.11% 2.00% 2.48% 2.81%
Portfolio turnover
rate 11.3% 19.2% 29.7% 23.8% 18.6% 8.7%
Net assets, end
of period (in
thousands) $1,883 $315 $554 $927 $1,042 $926
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 10.36 $ 10.44 $ 12.42 $ 12.11 $ 12.20 $ 11.70
Investment
activities
Net investment
income
(2)(3)
0.19 0.34 0.29 0.29 0.34 0.24
Net realized and
unrealized gain/
loss 0.76 (0.07) (1.98) 0.31 (0.09) 0.50
Total from
investment
activities 0.95 0.27 (1.69) 0.60 0.25 0.74
Distributions
Net investment
income (0.19) (0.34) (0.29) (0.29) (0.34) (0.24)
Net realized gain — (0.01) — — —
(4)
—
Total distributions (0.19) (0.35) (0.29) (0.29) (0.34) (0.24)
NET ASSET
VALUE
End of period $ 11.12 $ 10.36 $ 10.44 $ 12.42 $ 12.11 $ 12.20

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(3)(5)
9.13% 2.42% (13.81)% 4.99% 2.13% 6.36%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.39%
(6)
0.39% 0.39% 0.38% 0.39% 0.38%
(6)
Net expenses
after waivers/
payments by
Price Associates 0.39%
(6)
0.39% 0.39% 0.38% 0.39% 0.38%
(6)
Net investment
income 3.39%
(6)
3.14% 2.51% 2.32% 2.84% 2.94%
(6)
Portfolio turnover
rate 11.3% 19.2% 29.7% 23.8% 18.6% 8.7%
Net assets, end of
period (in millions) $1,339 $1,244 $1,167 $1,289 $812 $715
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES  99.0%
ALABAMA  1.6%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,362
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,255
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  2,945 2,942
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,112
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,821
Columbia Ind. Dev. Board, Alabama Power Company Project,
Series A, VRDN, PCR, 4.15%, 12/1/37  700 700
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  8,000 7,998
Southeast Energy Auth., A Cooperative Dist., Series B-1,
VRDN, 5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,034
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44  (1) 3,765 3,768
39,992
ARIZONA  2.3%
Arizona HFA, Banner Health, Series B, FRN , 67% of 3M USD
LIBOR + 0.81%, 4.52%, 1/1/37  530 502
Chandler IDA, VRDN, 5.00%, 6/1/49 (Tender 6/3/24)  (2) 8,200 8,203
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender
9/1/27)  (2) 6,625 6,766
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, 5.00%,
7/1/48  (2) 5,575 5,635
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37  (2) 1,760 1,828
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38  (2) 1,760 1,820
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47  (2) 2,115 2,136
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49  (2) 7,415 7,539
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 877
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,262
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  15,000 16,335
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 700

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 785
55,388
ARKANSAS  0.4%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,635
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48  (1)(2) 2,500 2,702
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48  (1)(2) 2,500 2,719
9,056
CALIFORNIA  10.5%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54  (3) 5,000 3,654
California, Series CU, GO, 5.50%, 12/1/52  3,935 4,271
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  2,480 2,600
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,225 3,496
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,885
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  9,330 9,825
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50  (1) 2,960 2,269
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  (3) 4,575 3,664
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 615
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 133
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,179
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,118
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25)  (4) 3,000 3,076
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  529 518
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,851 3,695
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 6,081
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,230
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 5,105
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 496
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,356
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,245

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36  (2) 2,855 2,818
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47  (2) 3,000 2,649
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (2) 10,015 9,839
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47  (2) 535 525
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52  (5) 1,775 1,878
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,843
California Pollution Control Fin. Auth., Republic Services,
Series A-1, VRDN, PCR, 4.05%, 11/1/42 (Tender 7/15/24)  (1)(2) 2,600 2,600
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25)  (1)(4) 100 102
California State Univ., Series C, 4.00%, 11/1/45  1,000 992
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,831
California Statewide CDA, Huntington Memorial Hosp.,
Series B, 5.00%, 7/1/28 (Prerefunded 7/1/24)  (4) 2,050 2,054
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,608
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48  (1) 600 609
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (1) 1,390 1,396
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (1) 1,630 1,660
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 406
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 893
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 844
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,196
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,042
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50  (5) 5,120 4,258
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47  (1) 2,295 1,839
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45  (1) 970 791

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56  (1) 7,790 5,907
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57  (1) 3,385 2,430
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51  (1) 680 640
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56  (1) 2,826 2,040
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 6,840
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25)  (4) 3,525 3,589
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25)  (4) 2,080 2,118
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,930
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53  (3) 7,995 8,784
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,850
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,677
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,480 1,524
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,681
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,624
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41  (2) 6,400 6,470
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44  (2) 4,580 4,700
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47  (2) 5,475 5,157
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/43  (2) 6,300 6,477
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41  (2) 2,000 1,959
Los Angeles Dept. of Water & Power, System Revenue,
Series D, 5.00%, 7/1/52  2,405 2,590
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of MUNIPSA + 0.14%, 3.91%, 7/1/47 (Tender 5/21/24)  705 705
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of MUNIPSA + 0.14%, 3.91%, 7/1/37 (Tender 5/21/24)  3,525 3,524
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of MUNIPSA + 0.14%, 3.91%, 7/1/37 (Tender 5/21/24)  2,395 2,395
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30  (5) 705 708
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31  (5) 1,975 1,984
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32  (5) 1,845 1,853
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 5,085

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,367
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,064
Sacramento, 4.00%, 9/1/41  705 645
Sacramento, 4.00%, 9/1/46  1,830 1,590
Sacramento County Airport, Series C, 5.00%, 7/1/37  (2) 1,410 1,457
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42  (1) 1,090 1,111
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47  (1) 2,455 2,477
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52  (1) 1,655 1,669
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.00%, 7/1/48  (2) 3,000 3,121
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 788
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38  (2) 4,405 4,633
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44  (2) 7,060 7,250
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48  (2) 7,055 7,756
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,114
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 812
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,180
253,459
COLORADO  3.4%
Colorado, COP, 6.00%, 12/15/39  2,375 2,831
Colorado, COP, 6.00%, 12/15/40  9,325 11,008
Colorado, COP, 6.00%, 12/15/41  11,375 13,373
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,638
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54  (1) 1,000 1,005
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,326
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45  (1) 1,285 866
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50  (1) 440 292
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,726
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,393

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,977
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,317
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48 (Prerefunded 7/24/24)  (4) 925 955
Denver City & County Airport, Series A, 5.00%, 11/15/47  (2) 3,000 3,115
Denver City & County Airport, Series A, 5.25%, 12/1/48  (2) 4,870 4,983
Denver City & County Pledged Excise Tax Revenue,
Series A-1, 5.00%, 8/1/48  10,000 10,129
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 500
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/49  1,750 1,575
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,086 1,032
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 617
Univ. of Colorado Hosp. Auth., Series B-1, VRDN, 3.80%,
11/15/39  8,900 8,900
81,558
CONNECTICUT  1.1%
Connecticut, Series B, GO, 3.00%, 1/15/42  (3) 6,200 5,162
Connecticut, Series C, GO, 5.00%, 6/15/32  350 401
Connecticut, Series C, GO, 5.00%, 6/15/36  210 238
Connecticut, Series C, GO, 5.00%, 6/15/37  50 56
Connecticut, Series C, GO, 5.00%, 6/15/38  225 250
Connecticut, Series C, GO, 5.00%, 6/15/40  700 768
Connecticut, Series D, GO, 5.00%, 9/15/32  225 259
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,455
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 813
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 512
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,410 3,603
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,885
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,758
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33  4,440 4,711
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)   (6)(7)(8) 1,235 275
27,146
DELAWARE  0.7%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,261
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,694
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,230

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 4,922
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,566
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,557
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44  (1)(9) 400 412
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53  (1)(9) 400 414
18,056
DISTRICT OF COLUMBIA  3.5%
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,576
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,313
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,298
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 356
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 470
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 829
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,295
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29  (2) 4,250 4,261
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/48  (2) 9,120 9,253
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53  (2) 5,000 5,245
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52  (5) 5,200 4,896
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,496
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,653
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,164
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,895
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,159
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,748
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 7,131
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 1,889

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  8,225 8,889
83,816
FLORIDA  6.1%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  1,835 1,373
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,614
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 532
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 408
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,270 1,292
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34  (5) 2,700 2,976
Everest GMR Community Development Dist., 6.20%, 5/1/54  2,500 2,531
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN,
6.125%, 7/1/32 (Tender 7/1/26)  (1)(2) 5,500 5,611
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33  (1) 1,410 1,388
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38  (1) 1,515 1,446
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48  (1) 2,975 2,718
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32  (2) 705 733
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44  (2) 8,700 8,947
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47  (2) 5,000 5,048
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49  (2) 2,350 2,394
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52  (2) 1,060 1,065
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30  (2) 580 610
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31  (2) 600 631
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46  (2) 3,525 3,549
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (1) 1,960 1,756
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,529
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 992
Lee County Florida Airport Revenue, Series A, 5.00%,
10/1/27  (2) 3,525 3,664
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 1,008
Manatee County, Florida Revenue Improvement Bonds, 5.50%,
10/1/53  6,000 6,678

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24)  (4) 2,645 2,659
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34  (2) 4,470 4,478
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49  (2) 10,700 10,810
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40  8,020 8,056
Miami-Dade County Seaport Dept., Series A, 5.25%,
10/1/52  (2) 3,015 3,159
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,568
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,040 10,191
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,833
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  9,290 8,307
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  2,105 1,640
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 7,193
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,399
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 10,782
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,035 1,076
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,615 2,702
148,346
GEORGIA  6.3%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/41  (2) 1,100 1,199
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43  (2) 8,250 8,895
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35  (6)(8) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40  (6)(8) 3,405 1,532
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,628
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,849
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  8,920 9,864
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, Series 2009, VRDN, 4.10%, 7/1/49  4,300 4,300
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
4.00%, 4/1/52  3,880 3,544
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  (9) 950 931
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  (9) 950 1,010

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,913
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 1,010
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,889
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,673
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,451
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,751
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 3,215
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.25%, 8/15/49 (Prerefunded
2/15/25)  (4) 7,755 7,858
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,117
George L Smith II Congress Center Auth., 4.00%, 1/1/54  12,800 10,897
George L Smith II Congress Center Auth., 5.00%, 1/1/54  (1) 2,690 2,389
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,246
Georgia Ports Auth., 5.25%, 7/1/52  7,600 8,210
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,075
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,596
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,436
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,060 1,091
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,932
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,830
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,535 8,521
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,569
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,895
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 1,975
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  11,180 11,187
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 491
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 936
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 262

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  3,555 3,593
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/26  2,555 2,612
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,484
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/28  1,515 1,590
151,822
GUAM  0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,219
1,219
HAWAII  0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43  (2) 4,230 4,310
4,310
IDAHO  0.4%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,390
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,465
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51  (1) 2,890 2,355
10,210
ILLINOIS  3.2%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,217
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24  (5) 705 707
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (2) 3,525 3,535
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48  (2) 2,115 2,146
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,536
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46  (2) 4,275 4,275
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48  (2) 5,700 5,593
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,620
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,183
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,067
Illinois, GO, 5.50%, 5/1/25  960 975
Illinois, GO, 5.50%, 5/1/26  1,150 1,189
Illinois, Series A, GO, 5.00%, 3/1/25  885 893
Illinois, Series A, GO, 5.00%, 10/1/25  565 574
Illinois, Series A, GO, 5.00%, 10/1/31  705 747
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,537
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,052
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,851
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,750

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,536
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,124
Illinois, Series B, GO, 5.00%, 10/1/32  845 893
Illinois, Series B, GO, 5.50%, 5/1/47  2,620 2,800
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,572
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,702
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 314
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 463
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,325
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53  (1) 1,100 1,144
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,404
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,920 1,832
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,613
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,432
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 704
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 538
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (10) 1,410 1,660
Regional Transportation Auth., Series B, 5.50%, 6/1/27  (10) 3,240 3,358
77,861
INDIANA  0.6%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,141
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  1,000 1,007
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 875
Valparaiso, Pratt Paper, 4.875%, 1/1/44  (1)(2)(9) 2,025 2,047
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (Prerefunded 5/9/24)  (2)
(4) 1,410 1,411
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (Prerefunded 5/9/24)  (2)
(4) 400 400
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender
6/5/26)  (2) 3,825 3,889
15,770
IOWA  0.5%
Iowa Fin. Auth., Unitypoint Health, Series F, VRDN, 3.70%,
7/1/41  11,900 11,900
11,900

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
KANSAS  0.3%
Overland Park Sales Tax Revenue, Bluhawk Star Bond,
Series A, 6.50%, 11/15/42  (1) 4,050 4,109
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,318
8,427
KENTUCKY  1.1%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 408
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 326
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 427
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 238
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 954
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 583
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 3,029
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,583
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,310
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,539
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,111
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  5,310 5,308
25,816
LOUISIANA  1.1%
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28)  (1)(2) 1,400 1,490
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38  (2) 885 902
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,342
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,041
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34  (2) 2,820 2,830
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25)  (4) 1,060 1,076
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25)  (4) 950 964
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25)  (4) 3,875 3,971

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (1) 2,820 2,861
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,400 4,354
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  440 438
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 1,009
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  705 702
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 673
25,653
MARYLAND  5.4%
Anne County Arundel, GO, 4.00%, 10/1/53  1,000 961
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,806
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,059
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,419
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,264
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,533
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,100 2,089
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/40  9,515 6,471
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 314
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 211
Maryland CDA, Series A, 4.50%, 9/1/48  1,435 1,434
Maryland DOT, Series B, 4.00%, 8/1/37  (2) 1,485 1,461
Maryland DOT, Series B, 4.00%, 8/1/38  (2) 1,370 1,341
Maryland DOT, Series B, 5.00%, 8/1/36  (2) 1,375 1,477
Maryland DOT, Series B, 5.00%, 8/1/46  (2) 5,155 5,333
Maryland Economic Dev., Series A, 5.00%, 11/12/28  (2) 3,700 3,760
Maryland Economic Dev., Series B, 5.25%, 6/30/52  (2) 2,000 2,052
Maryland Economic Dev., Series B, 5.25%, 6/30/55  (2) 10,515 10,758
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,368
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  810 641
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24)  (4) 3,525 3,530
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,046
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,399
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,208
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,853

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,177
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,319
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,216
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,475
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,082
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24)  (4) 1,760 1,763
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,989
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,227
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,921
Maryland Transportation Auth., 4.00%, 7/1/50  1,445 1,373
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/33  (2) 2,290 2,273
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,330
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,649
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 210
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,128
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,168
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,609
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,275
Washington Suburban Sanitary Commission, Series A, VRDN,
3.85%, 6/1/24  7,800 7,800
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/45  3,525 3,433
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/53  8,125 7,811
130,016
MASSACHUSETTS  0.6%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,051
Massachusetts, Series D, GO, 5.00%, 10/1/52  5,000 5,335
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  5,535 5,993
14,379
MICHIGAN  2.6%
Detroit, GO, 5.00%, 4/1/27  565 579
Detroit, GO, 5.50%, 4/1/32  415 448

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Detroit, GO, 5.50%, 4/1/34  235 254
Detroit, GO, 5.50%, 4/1/36  305 327
Detroit, GO, 5.50%, 4/1/38  690 733
Detroit, GO, 5.50%, 4/1/40  475 500
Detroit, GO, 5.50%, 4/1/45  355 369
Detroit, GO, 5.50%, 4/1/50  705 731
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43  (5) 1,480 1,480
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48  (5) 1,620 1,574
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,667
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,383
Great Lakes Water Auth., Water Supply, Series A, 5.25%,
7/1/47  5,885 6,452
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  615 575
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 699
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,286
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,601
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,352
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,535
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,656
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,031
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,470
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,404
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,561
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,179
Wayne County, Series C, 5.00%, 12/1/37  (1)(2)(5) 7,050 7,244
62,090
MINNESOTA  0.2%
Minnesota Agricultural & Economic Dev. Board, Health Partners
Obligated Group, 5.25%, 1/1/54  5,625 5,986
5,986
MISSOURI  1.0%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,905

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,278
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57  (2)(5) 5,885 5,961
Missouri HEFA, SSM Health, Series F, VRDN, 3.85%, 6/1/36  1,450 1,450
Missouri Joint Municipal Electric Utility Commission, Plum
Point, Series A, 5.00%, 1/1/33  3,525 3,540
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,377
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 530
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,299
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 510
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  55 49
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 339
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 267
23,505
NEBRASKA  0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,211
4,211
NEVADA  0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27  (2) 4,000 4,160
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,596
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,910
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,284
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,798
17,748
NEW HAMPSHIRE  0.5%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,713 3,568
New Hampshire Business Fin. Auth., Series 2023-2, 3.875%,
1/20/38  2,724 2,477
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41)  (4) 5,075 4,936
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  2,555 2,399
13,380
NEW JERSEY  4.4%
Hudson County Improvement Auth., Hudson County
Courthouse Project, 4.00%, 10/1/33  1,410 1,471
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30  (2) 1,760 1,775

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,086
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31  (2)(5) 705 705
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34  (2) 1,265 1,265
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42  (2)(5) 775 775
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43  (2) 2,115 2,116
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52  (2) 1,435 1,436
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59  (2) 705 718
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37  (2) 4,775 4,889
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47  (2) 4,085 4,109
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 702
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,585 1,504
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,055 5,546
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,549
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,365 2,366
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,434
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,229
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,489
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,590 2,787
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,747
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  885 902
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 2,014
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,677
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,216
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,363
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 1,027

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,650 1,750
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  3,400 3,638
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,097
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  12,675 13,163
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 9,337
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,456
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/26  2,410 2,490
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,365
107,193
NEW MEXICO  0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, PCR, 1.15%, 6/1/40 (Tender 6/1/24)  1,410 1,406
1,406
NEW YORK  8.4%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35  (1)
(2) 1,060 1,065
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,749
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,857
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,906
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,399
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  2,025 2,193
Dormitory Auth. of the State of New York, Series A, 5.50%,
7/1/54  5,375 6,037
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,670
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27  (1) 1,300 1,275
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,711
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,394
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,884

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 429
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,365 1,633
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 581
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 938
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26  (5) 2,820 2,958
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A, 5.25%, 11/15/31  3,525 3,679
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  7,230 7,476
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41  (1)(6)(8) 965 965
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  (6) 2,097 628
New York City, Series B-1, GO, 5.00%, 10/1/42  4,935 5,214
New York City, Series B-5, GO, VRDN, 3.85%, 10/1/46  3,600 3,600
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,704
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,309
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,936
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,042
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 2,981
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,397
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,618
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  6,250 6,135
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  5,500 5,952
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, 4.00%, 5/1/44  2,370 2,306
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/36  355 364
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/37  1,060 1,076
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,246
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,688
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,180
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,936

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  3,500 2,882
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
4.00%, 2/15/43  1,030 1,007
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34  (1) 1,230 1,233
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40  (1) 2,470 2,475
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,785
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,258
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25  2,250 2,110
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  1,390 1,304
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,075
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,577
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/47  3,525 3,704
New York Transportation Dev., 5.00%, 12/1/39  (2) 1,025 1,078
New York Transportation Dev., 5.00%, 12/1/40  (2) 675 705
New York Transportation Dev., 5.00%, 12/1/41  (2) 675 702
New York Transportation Dev., 5.00%, 12/1/42  (2) 675 700
New York Transportation Dev., 5.125%, 6/30/60  (2)(5) 3,500 3,617
New York Transportation Dev., 5.375%, 6/30/60  (2) 4,145 4,328
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (2) 1,025 1,025
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27  (2) 6,000 6,165
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34  (2) 2,115 2,172
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35  (2) 6,960 7,351
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,901
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,723
Port Auth. of New York & New Jersey, Consolidated Bonds,
5.00%, 1/15/47  (2) 9,500 9,884
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43  (2) 1,375 1,290
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,180
203,382

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NORTH CAROLINA  3.0%
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,171
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47  (2)(5) 7,615 8,214
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  4,950 5,384
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 674
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 945
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,317
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 607
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,989
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,524
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,660 7,862
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58  (5) 22,000 23,202
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34  (2) 1,515 1,627
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35  (2) 705 756
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,750
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,187
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 3.75%,
2/15/31  2,160 2,160
72,369
OHIO  2.4%
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
3.75%, 6/1/34  1,900 1,900
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,830
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,211
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,412
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  20,525 18,581
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 211
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 238
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 490

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 630
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,436
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,452
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,713
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 3,681
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,060
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,753
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 637
Ohio, Series A, 5.00%, 1/15/50  5,640 5,785
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,299
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38  (1)(2) 400 392
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48  (1)(2) 1,090 1,047
Ohio Higher Ed. Fac. Commission, Cleveland Clinic,
Series B-4, VRDN, 3.80%, 1/1/43  4,800 4,800
57,558
OKLAHOMA  1.0%
Oklahoma County Fin. Auth., Series B, 5.875%, 12/1/47  768 596
Oklahoma County Fin. Auth., Series C, 2.00%, 12/1/47  158 8
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,127
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,800 3,847
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 16,131
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,603
23,312
OREGON  0.4%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,246
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,841
Port of Portland Airport, Series 24B, 5.00%, 7/1/42  (2) 2,115 2,142
Port of Portland Airport, Series A, 4.00%, 7/1/39  (2) 3,525 3,439
9,668
PENNSYLVANIA  2.4%
Chester County IDA, 4.00%, 12/1/46  1,605 1,533
Chester County IDA, 4.00%, 12/1/51  1,520 1,427
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40  (1) 3,035 2,629
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29)  (4) 260 282
Doylestown Hosp. Auth., Doylestown Hosp., 5.00%, 7/1/49  2,340 2,160
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 631

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,028
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,818
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25)  (4) 3,010 3,039
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44  (2) 2,500 2,505
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39  (2) 2,250 2,483
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48  (2) 3,935 4,273
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61  (2) 6,520 7,149
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,064
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A,
4.00%, 8/15/43  4,000 3,867
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,525 3,805
Philadelphia Auth. for Ind. Dev., Saint Josephs Univ., 5.25%,
11/1/52  3,565 3,703
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,458
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,533
State Public School Building Auth., Series A, 5.00%, 6/1/32  (5) 3,525 3,619
58,006
PUERTO RICO  3.9%
Puerto Rico Commonwealth, VR, GO, 11/1/43  (11) 11,171 6,647
Puerto Rico Commonwealth, VR, GO, 11/1/51  (11) 5,467 3,280
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42  (1) 2,285 2,125
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25  (1) 315 319
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33  (1) 1,050 1,115
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42  (1) 3,525 3,279
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25  (1) 1,165 1,180
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33  (1) 4,935 5,277
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28  (1) 1,205 1,255
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (1) 2,915 3,059

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (1) 5,250 5,504
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42  (1) 1,890 1,758
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29  (1) 2,225 2,334
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37  (1) 1,200 1,252
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  198 197
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,028
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,198
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,060
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,165
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,278 1,185
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  4,672 4,703
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,003
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,427
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,596
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (8)
(12) 35 9
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27  (8)(12) 60 16
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27  (8)(12) 475 125
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28  (8)(12) 130 34
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (8)
(12) 170 45
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (8)
(12) 660 173
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (8)
(12) 215 56
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (8)
(12) 260 68
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (8)
(12) 1,575 413

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (8)
(12) 500 131
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (8)
(12) 680 178
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (8)
(12) 165 43
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (8)
(12) 140 37
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (8)
(12) 60 16
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (8)
(12) 160 42
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (8)
(12) 125 33
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (8)
(12) 40 10
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (8)
(12) 70 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (8)
(12) 55 14
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (8)
(12) 525 138
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (8)
(12) 120 32
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (8)
(12) 60 16
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,540
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,345 14,945
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  961 957
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,302
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,068
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 3,875
94,280
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35  (6)(8) 490 196
196
SOUTH CAROLINA  0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,510 900
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,077

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,279 695
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,760
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,367
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,593
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  3,525 3,660
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 3,992
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,589
20,633
SOUTH DAKOTA  0.8%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 8,918
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  9,200 9,942
18,860
TENNESSEE  0.8%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,372
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54  (3) 1,000 1,073
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59  (3) 1,500 1,601
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,028
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,102
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44  (2) 2,115 2,176
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54  (2) 3,455 3,496
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52  (2) 4,530 4,836
18,684
TEXAS  7.5%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,500 3,264
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,855
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,346
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,436
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,357
Austin Airport, Series B, 5.00%, 11/15/41  (2) 950 960
Austin Airport, Series B, 5.00%, 11/15/44  (2) 3,525 3,605
Austin Airport System Revenue, 5.00%, 11/15/43  (2) 1,000 1,048

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Austin Airport System Revenue, 5.25%, 11/15/47  (2) 1,555 1,650
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 923
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 733
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 401
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,557
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  3,000 3,049
Conroe Independent School Dist., GO, 5.00%, 2/15/49  5,000 5,359
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,768
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,006
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 801
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 799
Dallas Independent School Dist., GO, 4.00%, 2/15/54  1,500 1,392
Grand Parkway Transportation, Grand Parkway System,
4.00%, 10/1/49  (5) 4,850 4,490
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Methodist Hosp.,
Series C-1, TECP, 3.80%, 5/1/24  7,200 7,200
Harris County Cultural Ed. Fac. Fin., Methodist Hospital,
Series B, VRDN, 3.75%, 12/1/59  245 245
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 487
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,847
Harris County Health Fac. Dev., Methodist Hospital System,
Series A-2, VRDN, 3.75%, 12/1/41  875 875
Houston Airport, Series A, 5.00%, 7/1/36  (2) 775 807
Houston Airport, Series A, 5.00%, 7/1/37  (2) 1,495 1,548
Houston Airport, Series A, 5.00%, 7/1/41  (2) 2,290 2,343
Houston Airport, Series A, 5.25%, 7/1/42  (2)(5) 5,000 5,414
Houston Airport, Series A, 5.25%, 7/1/43  (2)(5) 1,550 1,671
Houston Airport, Series B-1, 5.00%, 7/15/35  (2) 1,760 1,763
Houston Airport, Series C, 5.00%, 7/1/31  (2) 2,115 2,217
Houston Airport, Series C, 5.00%, 7/1/32  (2) 2,645 2,770
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,177
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,219
Midland Independent School Dist., GO, 4.00%, 2/15/54  8,500 7,935
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,370
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (1)(2) 4,755 4,702

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 61
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 66
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 71
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 481
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 531
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 292
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 860
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,496
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25)  (4) 295 299
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25)  (4) 1,460 1,478
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham
Senior Living, VR, 2.00%, 11/15/61 (2.00% PIK)  (8) 827 305
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 186
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 661
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,030
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,634
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,347
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,717
Permanent University Fund - Univ. of Texas System,
Series 2022A, 4.00%, 7/1/42  3,600 3,481
San Antonio Water System, Series A, VRDN, 0.01%, 5/1/49
(Tender 5/1/24)  1,100 1,100
San Antonio Water System, Unrefunded Balance, Series A,
VRDN, 2.625%, 5/1/49 (Tender 5/1/24)  485 485
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 417
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 778
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 845
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,814
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45  (8)(13) 1,632 44
Texas, Series A, GO, 4.125%, 8/1/46  (2) 5,000 4,732
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  280 289
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,745

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45  (2) 2,470 2,473
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50  (2) 4,510 4,515
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55  (2) 1,440 1,442
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58  (2) 5,000 5,031
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58  (2) 5,620 6,023
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,155 4,423
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  7,850 7,863
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  3,990 4,026
181,530
UTAH  1.3%
Murray City, IHC Health Services, Series C, VRDN, 3.70%,
5/15/36  25 25
Murray City, IHC Health Services, Series D, VRDN, 3.80%,
5/15/37  975 975
Salt Lake City Airport, Series A, 5.00%, 7/1/43  (2) 5,000 5,099
Salt Lake City Airport, Series A, 5.00%, 7/1/47  (2) 9,690 9,758
Salt Lake City Airport, Series A, 5.00%, 7/1/51  (2) 7,000 7,121
Salt Lake City Airport, Series A, 5.25%, 7/1/53  (2) 3,000 3,148
Salt Lake City Airport, Series A, 5.50%, 7/1/53  (2) 4,150 4,442
30,568
VIRGINIA  4.5%
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 2,060
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,382
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41  (5) 3,035 3,093
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,172
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,167
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 3,803
Fairfax County, Series A, GO, 4.00%, 10/1/41  3,345 3,399
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,359
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,456

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25)  (4) 3,265 3,312
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  4,665 4,404
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,168
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28)  (4) 5,000 5,433
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,308
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,234
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,179
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 377
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,554
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,483
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,276
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,188
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,021
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41  (2) 1,950 1,560
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37  (2) 8,890 8,828
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38  (2) 4,415 4,331
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project,
5.00%, 12/31/47  (2) 5,720 5,790
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42  (2) 1,045 953
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48  (2) 2,650 2,331
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49  (2) 705 708
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52  (2) 6,680 6,695
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56  (2) 7,220 7,228
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58  (5) 3,945 3,673
108,925

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
WASHINGTON  1.7%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 1,973
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37  1,620 1,769
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33  (2) 3,000 3,256
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,056
Washington, Series C, GO, 5.00%, 2/1/36  9,700 10,828
Washington, Series F, GO, 5.00%, 6/1/39  730 801
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,562
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  (9) 4,085 4,113
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  3,238 2,943
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,966 8,755
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55  (1) 3,525 2,643
40,699
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (1) 325 330
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (1) 325 331
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43  (1) 650 684
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26)  (2) 1,150 1,163
2,508
WISCONSIN  1.0%
PFA, 5.00%, 4/1/40 (Prerefunded 4/1/30)  (1)(4) 25 28
PFA, 5.00%, 4/1/50 (Prerefunded 4/1/30)  (1)(4) 35 39
PFA, Series A-1, 5.375%, 7/1/47  (3) 4,880 5,209
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53  (1) 3,000 3,156
PFA, Unrefunded Balance, 5.00%, 4/1/40  (1) 375 380
PFA, Unrefunded Balance, 5.00%, 4/1/50  (1) 670 659
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN,
3.70%, 4/1/48  3,900 3,900
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25  (2) 705 712
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,221
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  1,465 1,430

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52  (1) 2,570 2,135
Wisconsin PFA, Southminster, 5.00%, 10/1/43  (1) 2,325 2,161
Wisconsin PFA, Southminster, 5.00%, 10/1/48  (1) 705 630
Wisconsin PFA, Southminster, 5.00%, 10/1/53  (1) 740 643
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61  (1) 1,165 903
23,206
Total Municipal Securities (Cost $2,469,199) 2,394,103
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,176 3,159
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,298) 3,159
Total Investments in Securities
99.1% of Net Assets
(Cost $2,473,497) $ 2,397,262
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $135,238 and represents 5.6% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Insured by Build America Mutual Assurance Company
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) When-issued security
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,473,497) $ 2,397,262
Interest receivable 32,852
Receivable for investment securities sold 2,909
Receivable for shares sold 2,207
Cash 28
Due from affiliates 17
Other assets 102
Total assets 2,435,377
Liabilities
Payable for investment securities purchased 11,764
Payable for shares redeemed 2,599
Investment management fees payable 724
Payable to directors 1
Other liabilities 1,405
Total liabilities 16,493
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,418,884

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (179,683)
Paid-in capital applicable to 217,560,315 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,598,567
NET ASSETS $ 2,418,884
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,077,773; Shares outstanding: 96,957,674) $ 11.12
Advisor Class
(Net assets: $1,883; Shares outstanding: 169,427) $ 11.12
I Class
(Net assets: $1,339,228; Shares outstanding:
120,433,214) $ 11.12

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Investment Income (Loss)
Interest income $ 44,637
Expenses
Investment management 4,313
Shareholder servicing
Investor Class $ 744
Advisor Class 2
I Class 31 777
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 42
I Class 26 68
Custody and accounting 110
Registration 67
Legal and audit 18
Proxy and annual meeting 6
Directors 4
Miscellaneous 20
Waived / paid by Price Associates (180)
Total expenses 5,204
Net investment income 39,433
Realized and Unrealized Gain / Loss –
Net realized loss on securities (17,750)
Change in net unrealized gain / loss on securities 174,610
Net realized and unrealized gain / loss 156,860
INCREASE IN NET ASSETS FROM OPERATIONS $ 196,293

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 39,433 $ 69,403
Net realized loss (17,750) (34,482)
Change in net unrealized gain / loss 174,610 4,314
Increase in net assets from operations 196,293 39,235
Distributions to shareholders
Net earnings
Investor Class (16,875) (29,643)
Advisor Class (18) (11)
I Class (22,108) (40,163)
Decrease in net assets from distributions (39,001) (69,817)
Capital share transactions
*
Shares sold
Investor Class 191,268 416,292
Advisor Class 1,590 44
I Class 323,518 610,391
Distributions reinvested
Investor Class 15,357 27,022
Advisor Class 18 11
I Class 16,765 30,660
Shares redeemed
Investor Class (149,045) (313,480)
Advisor Class (55) (299)
I Class (334,528) (543,582)
Increase in net assets from capital share
transactions 64,888 227,059

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Net Assets
Increase during period 222,180 196,477
Beginning of period 2,196,704 2,000,227
End of period $ 2,418,884 $ 2,196,704
*
Share information (000s)
Shares sold
Investor Class 17,075 38,404
Advisor Class 142 4
I Class 28,997 55,809
Distributions reinvested
Investor Class 1,370 2,475
Advisor Class 2 1
I Class 1,494 2,809
Shares redeemed
Investor Class (13,427) (28,789)
Advisor Class (5) (28)
I Class (30,078) (50,397)
Increase in shares outstanding 5,570 20,288

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has three classes of shares: the Summit Municipal Income Fund (Investor Class), the Summit
Municipal Income Fund–Advisor Class (Advisor Class) and the Summit
Municipal Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Summit Municipal Income Fund

penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update
(ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of
the Effects of Reference Rate Reform on Financial Reporting in March 2020
and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to
December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Summit Municipal Income Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Summit Municipal Income Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the  over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Summit Municipal Income Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On April 30, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

T. ROWE PRICE Summit Municipal Income Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $302,813,000 and
$257,695,000, respectively, for the six months ended April 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had
$87,957,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,473,521,000. Net unrealized loss aggregated $76,259,000 at period-end, of which $17,035,000 related to appreciated investments and $93,294,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in

T. ROWE PRICE Summit Municipal Income Fund

excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders.
Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,217,000 remain subject to repayment by the fund at April 30, 2024. Any repayment of expenses previously

T. ROWE PRICE Summit Municipal Income Fund

waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2024, expenses incurred pursuant to these service agreements were $53,000 for
Price Associates and $55,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of April 30, 2024.
Investor
Class
Advisor
Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/26
(Waived)/repaid during the period ($000s) $(179) $(1) $—

T. ROWE PRICE Summit Municipal Income Fund

NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Summit Municipal Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE Summit Municipal Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Summit Municipal Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the total expenses of the fund or the expenses of a particular share class of the fund to exceed a certain percentage based on the fund’s or class’s net assets. The expense limitations mitigate the potential for an increase in expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and
Advisor Class Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F84-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024